Accruals and other current liabilities (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Accruals and other current liabilities
Accrued bonus	$ 0	$ 200,000
Accrued salaries	0	116,779
Other accruals	459,472	77,276
Amount due to a related party	0	250,000
GST payables	201,509	10,942
Interest payable	43,031	33,877
Other payables	82,655	261,381
Accruals and other current liabilities, Net	$ 786,667	$ 950,255